24. Condensed Parent Company Financial Statements	12 Months Ended
Dec. 31, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Parent Company Financial Statements

The condensed financial statements below relate to Highlands Bankshares, Inc., as of December 31, 2014 and 2013 and for the years then ended. Equity in undistributed earnings of subsidiary includes the change in unrealized gains or losses on securities, net of tax.

CONDENSED BALANCE SHEETS
	2014	2013
ASSETS
Cash	$ 331	$ 178
Capital securities repurchased	-	600
Other investments	102	102
Equity in subsidiary	52,295	40,487
Other assets	74	460

Total Assets	$ 52,802	$ 41,827

LIABILITIES AND STOCKHOLDERS’ EQUITY
Interest, taxes and other liabilities	$ -	$ 1,636
Other short term borrowings	-	3,450
Long Term Debt	-	-
Capital securities	-	3,750
Total Liabilities	-	8,836

STOCKHOLDERS’ EQUITY	52,802	32,991
Total Liabilities and Stockholders’ Equity	$ 52,802	$ 41,827

CONDENSED STATEMENTS OF INCOME
	2014	2013

Dividends from subsidiary	$ -	$ -
Interest and dividend income	48	100
Other income	11	-
Interest expense	(356)	(850)
Operating expense	(155)	(8)
	(452)	(758)

Income tax benefit	154	257
Equity in undistributed earnings of subsidiary	2,824	1,983

Net income	$ 2,526	$ 1,482

CONDENSED STATEMENTS OF CASH FLOWS
	2014	2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 2,526	$ 1,482
Adjustments to reconcile net income to net cash Provided by operating activities:
Depreciation and amortization	24	5
Equity in undistributed earnings of subsidiary	(2,824)	(1,983)
(Increase) decrease in other assets	207	(12)
Increase (decrease) in other liabilities	(1,636)	608

Net cash provided by operating activities	(1,703)	100

CASH FLOWS FROM INVESTING ACTIVITIES:

Capital contributed to subsidiary bank	(7,900)	-

Net cash provided by (used in) investing activities	(7,900)	-

CASH FLOWS FROM FINANCING ACTIVITIES:
Net increase (decrease) in Short Term Borrowings	(3,450)	3,347
Issuance of Common Stock	9,418
Issuance of Preferred Stock	6,938
Decrease in Long Term Debt	-	(3,447)
Redemption of capital securities	(3,150)	-
Net cash provided by (used in) financing activities	9,756	(100)

Net increase in cash and cash equivalents	153	-

CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	178	178

CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 331	$178